SHARE BASED COMPENSATION - Liability Recognized For Share-Based Compensation - (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
SHARE BASED COMPENSATION
Current Liability	$ 153	$ 117
Long-Term Liability (note 21)	291	143
Total Liability	444	260
Intrinsic value of vested awards	$ 200	$ 149